Subsequent Events (Details) - USD ($)		1 Months Ended
	Dec. 01, 2022	Oct. 04, 2022
Subsequent Events (Details) [Line Items]
Sponsor (in Dollars)	$ 1,070,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Dividend shares		49,800,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Dividend shares		47,247,280